NOTE 7 - SUPPLEMENTARY STATEMENT OF OPERATIONS INFORMATION	12 Months Ended
Dec. 31, 2024
Notes
NOTE 7 - SUPPLEMENTARY STATEMENT OF OPERATIONS INFORMATION	NOTE 7-SUPPLEMENTARY STATEMENT OF OPERATIONS INFORMATION Financial Income, Net
	Year ended December 31,
	2024	2023	2022

Interest income	117	100	56
Expenses from revaluation of deposits	-	-	-
	117	100	56